Exploration Expense - Summary of exploration expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	$ (49.7)	$ (84.4)	$ (104.2)
Australia
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	(16.9)	(30.0)	(37.7)
Ghana
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	0.0	0.0	(0.4)
Peru
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	(1.4)	(4.4)	(1.1)
Chile
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	(30.1)	(49.1)	(61.5)
Other
Disclosure of geographical areas [line items]
Expense arising from exploration for and evaluation of mineral resources	$ (1.3)	$ (0.9)	$ (3.5)